Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Gross Carrying Amount	$ 62.5	$ 58.5
Accumulated Amortization	36.8	31.6
Net Carrying Amount	25.7	26.9
Customer Relationships
Gross Carrying Amount	23.9	31.0
Accumulated Amortization	21.7	10.0
Net Carrying Amount	2.2	21.0
Trademarks and Trade Names
Gross Carrying Amount	7.6	3.6
Accumulated Amortization	3.0	2.6
Net Carrying Amount	4.6	1.0
Other
Gross Carrying Amount	31.0	23.9
Accumulated Amortization	12.1	19.0
Net Carrying Amount	18.9	4.9
Starz Business of Lions Gate Entertainment Corp
Gross Carrying Amount	1,901.0	1,821.0
Accumulated Amortization	934.9	797.9
Net Carrying Amount	966.1	1,023.1
Starz Business of Lions Gate Entertainment Corp | Customer Relationships
Gross Carrying Amount	1,821.0	1,821.0
Accumulated Amortization	930.9	797.9
Net Carrying Amount	890.1	1,023.1
Starz Business of Lions Gate Entertainment Corp | Trademarks and Trade Names
Gross Carrying Amount	80.0	0.0
Accumulated Amortization	4.0	0.0
Net Carrying Amount	$ 76.0	$ 0.0